Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom Blend 2065 Fund
Bar Chart Table:
Annual Return 2020	17.86%
Annual Return 2021	16.19%
Annual Return 2022	(19.09%)